Fair value estimates (Details) - Fair value - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial risk management
Financial assets, at fair value	$ 196,750	$ 88,760
Financial liabilities, at fair value	228,432	119,196
Level 2
Financial risk management
Financial assets, at fair value	196,750	88,760
Financial liabilities, at fair value	228,432	119,196
Derivative financial instruments
Financial risk management
Financial liabilities, at fair value	26,874	21,818
Derivative financial instruments | Level 2
Financial risk management
Financial liabilities, at fair value	26,874	21,818
Loans and financings
Financial risk management
Financial liabilities, at fair value	201,558	97,378
Loans and financings | Level 2
Financial risk management
Financial liabilities, at fair value	201,558	97,378
Derivative financial instruments
Financial risk management
Financial assets, at fair value	31,980	19,524
Derivative financial instruments | Level 2
Financial risk management
Financial assets, at fair value	31,980	19,524
Trade accounts receivable
Financial risk management
Financial assets, at fair value	164,770	69,236
Trade accounts receivable | Level 2
Financial risk management
Financial assets, at fair value	$ 164,770	$ 69,236